Transfers of Financial Assets - Summary of Carrying Amount of Collateral Pledged and the Corresponding Amounts (Detail) - EUR (€) € in Millions	Dec. 31, 2022 [1]	Dec. 31, 2021
Assets pledged for general account and contingent liabilities [member]
Disclosure of financial assets [line items]
General account (contingent) liabilities	€ 3,520	€ 3,410
Collateral pledged	5,745	4,594
Net exposure	(2,225)	(1,183)
Non-cash collateral that can be sold or repledged by the counterparty	0	0
Assets pledged for repurchase agreements [member]
Disclosure of financial assets [line items]
Cash received on repurchase agreements	107	821
Collateral pledged (transferred financial assets)	99	764
Net exposure	€ 8	€ 57

[1]	2022 excludes the assets of the disposal group, which are separately disclosed in note 51 Discontinued operations.